Leasing Arrangements - Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Capital Leases
2019	$ 343
2020	245
2021	148
2022	100
2023	52
Thereafter	115
Total minimum rental commitments	1,003
Less interest and executory costs	(98)
Present value of minimum lease payments	905
Less current installments	(316)
Long-term obligation at December 31, 2018	589
Operating Leases
2019	4,043
2020	3,678
2021	3,272
2022	2,871
2023	2,522
Thereafter	10,207
Total minimum rental commitments	$ 26,593